Schedule of Investments Carbon Transition & Infrastructure ETF^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 97.8%
Building Products 0.9%
3,817	Johnson Controls International PLC	$274,481
Chemicals 10.6%
1,674	Air Products & Chemicals, Inc.	446,456
3,782	Linde PLC	1,647,136
1,249	Sherwin-Williams Co.	379,446
2,904	Sika AG	885,279
		3,358,317
Commercial Services & Supplies 3.0%
5,733	Waste Connections, Inc.	941,458
Construction & Engineering 3.8%
4,347	Quanta Services, Inc.	1,199,511
Construction Materials 3.4%
13,524	CRH PLC	1,067,266
Electric Utilities 17.0%
4,356	Acciona SA	559,251
7,616	Constellation Energy Corp.	1,654,576
3,415	Duke Energy Corp.	353,692
8,447	Exelon Corp.	317,185
10,640	FirstEnergy Corp.	428,366
57,870	Iberdrola SA	763,812
16,335	NextEra Energy, Inc.	1,307,127
		5,384,009
Electrical Equipment 28.1%
29,524	ABB Ltd.	1,627,818
4,855	Eaton Corp. PLC	1,615,987
4,384	GE Vernova, Inc.*	771,145
3,447	Generac Holdings, Inc.*	507,433
2,904	Hubbell, Inc.	1,129,336
31,504	Nordex SE*	497,601
4,917	Prysmian SpA	323,390
4,840	Schneider Electric SE	1,207,484
43,373	Vestas Wind Systems AS*	1,216,975
		8,897,169
Electronic Equipment, Instruments & Components 3.5%
10,340	Itron, Inc.*	1,112,067
Independent Power and Renewable Electricity Producers 4.0%
15,796	Atlantica Sustainable Infrastructure PLC	347,196
Number of Shares		Value
Independent Power and Renewable Electricity Producers – cont'd
11,703	NextEra Energy Partners LP	$394,508
6,908	Ormat Technologies, Inc.	520,863
		1,262,567
Machinery 1.2%
2,358	Chart Industries, Inc.*	370,277
Multi-Utilities 6.6%
17,864	CenterPoint Energy, Inc.	545,030
12,416	Dominion Energy, Inc.	669,471
32,661	National Grid PLC	370,049
6,594	Sempra	507,936
		2,092,486
Oil, Gas & Consumable Fuels 7.8%
6,530	Cheniere Energy, Inc.	1,030,369
7,336	DT Midstream, Inc.	492,099
22,954	Williams Cos., Inc.	952,820
		2,475,288
Professional Services 3.5%
8,257	Arcadis NV	541,827
3,960	Jacobs Solutions, Inc.	551,787
		1,093,614
Semiconductors & Semiconductor Equipment 4.4%
5,131	First Solar, Inc.*	1,394,401

Total Common Stocks (Cost $25,094,654)		30,922,911
Rights 0.1%
Multi-Utilities 0.1%
9,526	National Grid PLC Expires 6/10/2024* (Cost $0)	23,798

Short-Term Investments 1.8%
Investment Companies 1.8%
579,768	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(a) (Cost $579,768)	579,768
Total Investments 99.7% (Cost $25,674,422)		31,526,477
Other Assets Less Liabilities 0.3%		85,312
Net Assets 100.0%		$31,611,789

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2024.

See Notes to Schedule of Investments

Schedule of Investments Carbon Transition & Infrastructure ETF^ (Unaudited)  (cont’d)
POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$23,789,713	75.3%
Switzerland	2,513,097	8.0%
Spain	1,670,259	5.3%
Denmark	1,216,975	3.8%
Netherlands	541,827	1.7%
Germany	497,601	1.6%
United Kingdom	393,847	1.2%
Italy	323,390	1.0%
Short-Term Investments and Other Assets—Net	665,080	2.1%
	$31,611,789	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Chemicals	$2,473,038	$885,279	$—	$3,358,317
Construction Materials	—	1,067,266	—	1,067,266
Electric Utilities	4,060,946	1,323,063	—	5,384,009
Electrical Equipment	4,023,901	4,873,268	—	8,897,169
Multi-Utilities	1,722,437	370,049	—	2,092,486
Professional Services	551,787	541,827	—	1,093,614
Other Common Stocks#	9,030,050	—	—	9,030,050
Total Common Stocks	21,862,159	9,060,752	—	30,922,911
Rights#	23,798	—	—	23,798
Short-Term Investments	—	579,768	—	579,768
Total Investments	$21,885,957	$9,640,520	$—	$31,526,477

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments China Equity ETF^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 97.1%
Air Freight & Logistics 1.0%
10,900	SF Holding Co. Ltd. Class A	$55,244
Automobile Components 4.6%
31,500	Fuyao Glass Industry Group Co. Ltd. Class A	200,699
4,300	Huizhou Desay Sv Automotive Co. Ltd. Class A	59,406
		260,105
Banks 6.4%
94,000	China CITIC Bank Corp. Ltd. Class H	57,492
198,600	China Construction Bank Corp. Class A	192,416
24,300	China Merchants Bank Co. Ltd. Class A	114,587
		364,495
Beverages 9.7%
1,100	Kweichow Moutai Co. Ltd. Class A	249,536
3,200	Luzhou Laojiao Co. Ltd. Class A	76,779
3,500	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	116,174
10,200	Tsingtao Brewery Co. Ltd. Class A	109,070
		551,559
Biotechnology 2.4%
17,000	Akeso, Inc.*(a)	95,988
3,500	BeiGene Ltd.*	40,004
		135,992
Broadline Retail 1.3%
20,000	Chongqing Department Store Co. Ltd. Class A	74,005
Building Products 1.8%
44,700	Zhejiang Weixing New Building Materials Co. Ltd. Class A	104,528
Chemicals 2.0%
9,400	Wanhua Chemical Group Co. Ltd. Class A	113,199
Communications Equipment 2.5%
16,200	Shanghai Huace Navigation Technology Ltd. Class A*	65,618
3,700	Zhongji Innolight Co. Ltd. Class A	79,637
		145,255
Consumer Staples Distribution & Retail 1.4%
17,100	Laobaixing Pharmacy Chain JSC Class A	79,093
Containers & Packaging 1.9%
32,100	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	110,226
Number of Shares		Value
Electrical Equipment 8.8%
3,700	Contemporary Amperex Technology Co. Ltd. Class A	$100,463
57,400	Dongfang Electric Corp. Ltd. Class A	145,259
16,500	NARI Technology Co. Ltd. Class A	51,048
10,100	Ningbo Sanxing Medical Electric Co. Ltd. Class A	47,227
5,600	Sungrow Power Supply Co. Ltd. Class A	76,077
20,304	Suzhou Veichi Electric Co. Ltd. Class A	79,939
		500,013
Electronic Equipment, Instruments & Components 8.2%
34,600	Foxconn Industrial Internet Co. Ltd. Class A	108,817
26,400	Luxshare Precision Industry Co. Ltd. Class A	115,638
35,600	Shenzhen Sunlord Electronics Co. Ltd. Class A	122,117
12,683	SUPCON Technology Co. Ltd. Class A	74,570
12,400	Victory Giant Technology Huizhou Co. Ltd. Class A*	46,885
		468,027
Food Products 5.1%
5,100	Anjoy Foods Group Co. Ltd. Class A	63,776
18,200	Chacha Food Co. Ltd. Class A	81,552
11,760	Yankershop Food Co. Ltd. Class A	76,100
23,900	Zhejiang Huatong Meat Products Co. Ltd. Class A	70,698
		292,126
Health Care Equipment & Supplies 4.0%
3,019	iRay Technology Co. Ltd. Class A*	70,835
4,000	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	159,655
		230,490
Health Care Providers & Services 1.1%
36,500	Aier Eye Hospital Group Co. Ltd. Class A	60,821
Household Durables 4.2%
12,500	Hisense Home Appliances Group Co. Ltd. Class A	69,977
19,200	Midea Group Co. Ltd. Class A	171,005
		240,982
Insurance 1.9%
18,600	Ping An Insurance Group Co. of China Ltd. Class A	110,328
Machinery 9.5%
32,600	First Tractor Co. Ltd. Class A	77,058
30,240	Hangcha Group Co. Ltd. Class A	83,246
See Notes to Schedule of Investments

Schedule of Investments China Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Machinery – cont'd
31,000	Sany Heavy Industry Co. Ltd. Class A	$69,011
24,580	Shenzhen Envicool Technology Co. Ltd. Class A	80,006
66,000	Yangzijiang Shipbuilding Holdings Ltd.	111,672
39,100	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	123,981
		544,974
Metals & Mining 1.4%
70,300	CMOC Group Ltd. Class A	80,803
Personal Care Products 1.5%
5,800	Proya Cosmetics Co. Ltd. Class A	87,085
Pharmaceuticals 6.8%
13,100	Beijing Tongrentang Co. Ltd. Class A	80,360
7,100	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	59,418
20,000	HUTCHMED China Ltd.*	75,667
29,900	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	174,251
		389,696
Real Estate Management & Development 1.7%
67,300	Poly Developments & Holdings Group Co. Ltd. Class A	94,583
Number of Shares		Value
Semiconductors & Semiconductor Equipment 5.0%
3,982	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	$86,169
31,600	Tongwei Co. Ltd. Class A	99,956
7,600	Will Semiconductor Co. Ltd. Shanghai Class A	98,264
		284,389
Textiles, Apparel & Luxury Goods 1.3%
32,400	Chow Tai Seng Jewellery Co. Ltd. Class A	74,641
Transportation Infrastructure 1.6%
58,000	Jiangsu Expressway Co. Ltd. Class A	93,608
Total Common Stocks (Cost $5,407,513)		5,546,267

Short-Term Investments 4.8%
Investment Companies 4.8%
273,014	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(b) (Cost $273,014)	273,014
Total Investments 101.9% (Cost $5,680,527)		5,819,281
Liabilities Less Other Assets (1.9)%		(106,460)
Net Assets 100.0%		$5,712,821

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2024 amounted to $95,988, which represents 1.7% of net assets of the Fund.

(b)	Represents 7-day effective yield as of May 31, 2024.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Air Freight & Logistics	$—	$55,244	$—	$55,244
Automobile Components	—	260,105	—	260,105
Banks	—	364,495	—	364,495
Beverages	—	551,559	—	551,559
Biotechnology	—	135,992	—	135,992
Broadline Retail	—	74,005	—	74,005
Building Products	—	104,528	—	104,528
Chemicals	—	113,199	—	113,199
Communications Equipment	—	145,255	—	145,255
Consumer Staples Distribution & Retail	—	79,093	—	79,093
See Notes to Schedule of Investments

Schedule of Investments China Equity ETF^ (Unaudited)  (cont’d)
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Containers & Packaging	$—	$110,226	$—	$110,226
Electrical Equipment	47,227	452,786	—	500,013
Electronic Equipment, Instruments & Components	—	468,027	—	468,027
Food Products	70,698	221,428	—	292,126
Health Care Equipment & Supplies	—	230,490	—	230,490
Health Care Providers & Services	—	60,821	—	60,821
Household Durables	69,977	171,005	—	240,982
Insurance	—	110,328	—	110,328
Machinery	—	544,974	—	544,974
Metals & Mining	—	80,803	—	80,803
Personal Care Products	—	87,085	—	87,085
Pharmaceuticals	—	389,696	—	389,696
Real Estate Management & Development	—	94,583	—	94,583
Semiconductors & Semiconductor Equipment	—	284,389	—	284,389
Textiles, Apparel & Luxury Goods	—	74,641	—	74,641
Transportation Infrastructure	—	93,608	—	93,608
Total Common Stocks	187,902	5,358,365	—	5,546,267
Short-Term Investments	—	273,014	—	273,014
Total Investments	$187,902	$5,631,379	$—	$5,819,281

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)
May 31, 2024

Principal Amount		Value
U.S. Treasury Obligations 1.8%
$5,000,000	U.S. Treasury Bills, 5.24%, due 8/1/2024 (Cost $4,955,614)	$4,956,938 (a)
Asset-Backed Securities 20.1%
	Ally Auto Receivables Trust
1,083,611	Series 2023-1, Class A2, 5.76%, due 11/15/2026	1,083,956
663,000	Series 2024-1, Class A2, 5.32%, due 1/15/2027	661,724
474,329	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, due 6/21/2028	472,605 (b)
297,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, due 1/21/2031	295,824 (b)
291,528	Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, due 5/15/2026	291,687 (b)
527,079	BMW Vehicle Lease Trust, Series 2023-2, Class A2, 5.95%, due 8/25/2025	527,590
924,278	BMW Vehicle Owner Trust, Series 2023-A, Class A2A, 5.72%, due 4/27/2026	924,641
1,990,000	BofA Auto Trust, Series 2024-1A, Class A2, 5.57%, due 12/15/2026	1,989,240 (b)
744,205	Capital One Prime Auto Receivables Trust, Series 2023-1, Class A2, 5.20%, due 5/15/2026	743,003
406,000	CarMax Auto Owner Trust, Series 2024-1, Class A2A, 5.30%, due 3/15/2027	405,031
1,243,394	CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, due 9/16/2030	1,245,111 (b)
	Citizens Auto Receivables Trust
1,159,276	Series 2023-1, Class A2A, 6.13%, due 7/15/2026	1,160,799 (b)
1,831,865	Series 2023-2, Class A2A, 6.09%, due 10/15/2026	1,834,808 (b)
2,097,000	Series 2024-2, Class A2A, 5.54%, due 11/16/2026	2,095,759 (b)
	CNH Equipment Trust
345,000	Series 2024-A, Class A2, 5.19%, due 7/15/2027	343,738
831,000	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.40%), 5.72%, due 10/15/2027	831,415 (c)
1,042,000	Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60%, due 4/15/2026	1,041,581
	Dell Equipment Finance Trust
193,571	Series 2023-1, Class A2, 5.65%, due 9/22/2028	193,547 (b)
861,000	Series 2024-1, Class A2, 5.58%, due 3/22/2030	861,597 (b)
469,090	DLLAA LLC, Series 2023-1A, Class A2, 5.93%, due 7/20/2026	469,562 (b)
729,000	Dllad LLC, Series 2024-1A, Class A2, 5.50%, due 8/20/2027	728,777 (b)
196,597	DLLAD LLC, Series 2023-1A, Class A2, 5.19%, due 4/20/2026	196,125 (b)
204,000	DLLST LLC, Series 2024-1A, Class A2, 5.33%, due 1/20/2026	203,389 (b)
1,422,957	Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, due 11/16/2026	1,423,998
731,000	Ford Credit Auto Lease Trust, Series 2024-A, Class A2A, 5.24%, due 7/15/2026	729,465
	Ford Credit Auto Owner Trust
362,309	Series 2023-A, Class A2A, 5.14%, due 3/15/2026	361,733
2,140,000	Series 2024-A, Class A2A, 5.32%, due 1/15/2027	2,136,891
385,997	GECU Auto Receivables Trust, Series 2023-1A, Class A2, 5.95%, due 3/15/2027	386,231 (b)
	GM Financial Automobile Leasing Trust
262,596	Series 2023-1, Class A2A, 5.27%, due 6/20/2025	262,487
371,510	Series 2023-3, Class A2A, 5.58%, due 1/20/2026	371,385
	GM Financial Consumer Automobile Receivables Trust
36,716	Series 2022-3, Class A2A, 3.50%, due 9/16/2025	36,679
180,876	Series 2023-2, Class A2A, 5.10%, due 5/18/2026	180,552
1,999,879	Honda Auto Receivables Owner Trust, Series 2023-2, Class A2, 5.41%, due 4/15/2026	1,997,933
752,000	HPEFS Equipment Trust, Series 2022-1A, Class B, 1.79%, due 5/21/2029	746,774 (b)
632,000	Huntington Auto Trust, Series 2024-1A, Class A2, 5.50%, due 3/15/2027	631,227 (b)
	Hyundai Auto Lease Securitization Trust
118,975	Series 2023-A, Class A2A, 5.20%, due 4/15/2025	118,943 (b)
667,388	Series 2023-C, Class A2A, 5.85%, due 3/16/2026	668,137 (b)
721,000	Series 2024-A, Class A2A, 5.15%, due 6/15/2026	718,680 (b)
	Hyundai Auto Receivables Trust
627,047	Series 2023-A, Class A2A, 5.19%, due 12/15/2025	626,336
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$2,262,635	Series 2023-C, Class A2A, 5.80%, due 1/15/2027	$2,265,572
639,000	Series 2024-A, Class A2A, 5.29%, due 4/15/2027	637,796
	John Deere Owner Trust
567,973	Series 2023-C, Class A2, 5.76%, due 8/17/2026	568,092
752,000	Series 2024-A, Class A2A, 5.19%, due 2/16/2027	750,046
308,051	Kubota Credit Owner Trust, Series 2023-1A, Class A2, 5.40%, due 2/17/2026	307,634 (b)
136,834	Mercedes-Benz Auto Receivables Trust, Series 2022-1, Class A2, 5.26%, due 10/15/2025	136,791
1,088,620	Nissan Auto Lease Trust, Series 2023-B, Class A2A, 5.74%, due 8/15/2025	1,088,806
	Nissan Auto Receivables Owner Trust
134,952	Series 2022-B, Class A2, 4.50%, due 8/15/2025	134,810
1,555,294	Series 2023-A, Class A2A, 5.34%, due 2/17/2026	1,553,981
1,557,861	Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A2A, 5.88%, due 11/23/2026	1,559,503 (b)
757,000	SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45%, due 1/20/2026	756,087 (b)
3,688,000	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A2, 5.71%, due 10/20/2027	3,690,045 (b)
118,000	Tesla Auto Lease Trust, Series 2024-A, Class A2A, 5.37%, due 6/22/2026	117,724 (b)
	Toyota Auto Receivables Owner Trust
278,675	Series 2023-A, Class A2, 5.05%, due 1/15/2026	278,310
2,101,856	Series 2023-C, Class A2A, 5.60%, due 8/17/2026	2,101,600
1,400,799	USAA Auto Owner Trust, Series 2023-A, Class A2, 5.83%, due 7/15/2026	1,401,530 (b)
	Verizon Master Trust
1,138,000	Series 2022-7, Class A1B, (30 day USD SOFR Average + 0.85%), 6.17%, due 11/22/2027	1,140,433 (c)
474,000	Series 2023-5, Class A1B, (30 day USD SOFR Average + 0.68%), 6.00%, due 9/8/2028	477,924 (c)
1,113,000	Series 2024-3, Class A1B, (30 day USD SOFR Average + 0.58%), 5.90%, due 4/22/2030	1,115,085 (c)
	Volkswagen Auto Lease Trust
772,386	Series 2023-A, Class A2A, 5.87%, due 1/20/2026	773,021
411,000	Series 2024-A, Class A2A, 5.40%, due 12/21/2026	410,410
	World Omni Auto Receivables Trust
83,706	Series 2022-D, Class A2A, 5.51%, due 3/16/2026	83,691
604,602	Series 2023-A, Class A2A, 5.18%, due 7/15/2026	603,615
1,975,544	Series 2023-C, Class A2A, 5.57%, due 12/15/2026	1,975,204
Total Asset-Backed Securities (Cost $53,907,551)		53,926,670

Corporate Bonds 60.6%
Agriculture 0.8%
2,065,000	Philip Morris International, Inc., 5.13%, due 11/15/2024	2,061,361
Auto Manufacturers 2.6%
1,400,000	General Motors Financial Co., Inc., 1.20%, due 10/15/2024	1,377,015
1,644,000	Mercedes-Benz Finance North America LLC, (Secured Overnight Financing Rate + 0.93%), 6.28%, due 3/30/2025	1,653,342 (b)(c)
3,935,000	Volkswagen Group of America Finance LLC, (Secured Overnight Financing Rate + 0.83%), 6.18%, due 3/20/2026	3,946,623 (b)(c)
		6,976,980
Banks 20.8%
	Bank of America Corp.
374,000	4.00%, due 1/22/2025	369,952
1,245,000	(3 mo. USD Term SOFR + 1.35%), 3.09%, due 10/1/2025	1,233,590 (d)
1,740,000	(Secured Overnight Financing Rate + 1.33%), 6.68%, due 4/2/2026	1,751,300 (c)
4,770,000	Bank of New York Mellon Corp., 2.10%, due 10/24/2024	4,705,167
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
	Citigroup, Inc.
$1,425,000	(Secured Overnight Financing Rate + 0.69%), 6.05%, due 1/25/2026	$1,426,671 (c)
4,485,000	(Secured Overnight Financing Rate + 1.53%), 6.88%, due 3/17/2026	4,518,880 (c)
	Credit Suisse AG
3,511,000	4.75%, due 8/9/2024	3,503,945
800,000	3.63%, due 9/9/2024	795,492
5,121,000	Goldman Sachs Group, Inc., 5.70%, due 11/1/2024	5,121,045
	JPMorgan Chase & Co.
2,395,000	(Secured Overnight Financing Rate + 0.92%), 6.28%, due 2/24/2026	2,403,270 (c)
3,175,000	(Secured Overnight Financing Rate + 0.89%), 6.24%, due 4/22/2027	3,189,850 (c)
5,350,000	Morgan Stanley, (Secured Overnight Financing Rate + 0.95%), 6.31%, due 2/18/2026	5,369,153 (c)
220,000	Morgan Stanley Bank NA, (Secured Overnight Financing Rate + 0.78%), 6.14%, due 7/16/2025	221,210 (c)
1,835,000	Nordea Bank Abp, (Secured Overnight Financing Rate + 0.74%), 6.09%, due 3/19/2027	1,841,946 (b)(c)
910,000	PNC Bank NA, 2.95%, due 2/23/2025	893,188
4,670,000	Royal Bank of Canada, (Secured Overnight Financing Rate Index + 0.44%), 5.80%, due 1/21/2025	4,674,633 (c)
4,130,000	Truist Financial Corp., (Secured Overnight Financing Rate + 0.40%), 5.75%, due 6/9/2025	4,129,794 (c)
4,050,000	U.S. Bancorp, 2.40%, due 7/30/2024	4,028,736
5,640,000	Wells Fargo Bank NA, (Secured Overnight Financing Rate + 1.07%), 6.42%, due 12/11/2026	5,712,862 (c)
		55,890,684
Beverages 1.8%
2,775,000	Pepsico Singapore Financing I Pte. Ltd., (Secured Overnight Financing Rate Index + 0.56%), 5.92%, due 2/16/2027	2,786,276 (c)
2,172,000	PepsiCo, Inc., (Secured Overnight Financing Rate Index + 0.40%), 5.76%, due 11/12/2024	2,174,283 (c)
		4,960,559
Biotechnology 0.8%
2,250,000	Amgen, Inc., 5.25%, due 3/2/2025	2,244,526
Diversified Financial Services 3.4%
5,104,000	American Express Co., (Secured Overnight Financing Rate Index + 0.93%), 6.28%, due 3/4/2025	5,127,980 (c)
	Capital One Financial Corp.
1,480,000	3.30%, due 10/30/2024	1,465,149
2,496,000	3.20%, due 2/5/2025	2,453,826
		9,046,955
Electric 3.1%
930,000	Florida Power & Light Co., 3.25%, due 6/1/2024	930,000
1,015,000	Georgia Power Co., (Secured Overnight Financing Rate Index + 0.75%), 6.11%, due 5/8/2025	1,018,749 (c)
985,000	Mississippi Power Co., (Secured Overnight Financing Rate + 0.30%), 5.66%, due 6/28/2024	985,003 (c)
2,220,000	National Rural Utilities Cooperative Finance Corp., (Secured Overnight Financing Rate + 0.33%), 5.69%, due 10/18/2024	2,220,945 (c)
3,105,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.76%), 6.12%, due 1/29/2026	3,112,453 (c)
		8,267,150
Healthcare - Products 2.7%
2,825,000	Baxter International, Inc., (Secured Overnight Financing Rate Index + 0.44%), 5.81%, due 11/29/2024	2,824,411 (c)
4,588,000	Thermo Fisher Scientific, Inc., 1.22%, due 10/18/2024	4,513,750
		7,338,161
Insurance 1.5%
870,000	Corebridge Global Funding, 0.65%, due 6/17/2024	868,269 (b)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Insurance – cont'd
$3,091,000	Protective Life Global Funding, (Secured Overnight Financing Rate + 0.98%), 6.34%, due 3/28/2025	$3,105,456 (b)(c)
		3,973,725
Machinery - Construction & Mining 2.2%
5,845,000	Caterpillar Financial Services Corp., (Secured Overnight Financing Rate + 0.52%), 5.88%, due 5/14/2027	5,858,362 (c)
Machinery - Diversified 2.0%
	John Deere Capital Corp.
1,522,000	(Secured Overnight Financing Rate + 0.20%), 5.55%, due 10/11/2024	1,521,741 (c)
3,798,000	(Secured Overnight Financing Rate + 0.56%), 5.91%, due 3/7/2025	3,807,443 (c)
		5,329,184
Media 1.4%
1,415,000	Discovery Communications LLC, 3.90%, due 11/15/2024	1,401,787
2,305,000	Sky Ltd., 3.75%, due 9/16/2024	2,291,896 (b)
		3,693,683
Oil & Gas 1.2%
3,230,000	Exxon Mobil Corp., 2.71%, due 3/6/2025	3,164,988
Pharmaceuticals 3.7%
	AbbVie, Inc.
3,575,000	3.85%, due 6/15/2024	3,571,573
1,020,000	2.60%, due 11/21/2024	1,005,725
2,140,000	Bristol-Myers Squibb Co., (Secured Overnight Financing Rate + 0.49%), 5.85%, due 2/20/2026	2,149,007 (c)
3,185,000	Pfizer Investment Enterprises Pte. Ltd., 4.65%, due 5/19/2025	3,162,660
		9,888,965
Pipelines 2.5%
3,840,000	Enterprise Products Operating LLC, 3.75%, due 2/15/2025	3,787,827
3,100,000	Spectra Energy Partners LP, 3.50%, due 3/15/2025	3,047,106
		6,834,933
Real Estate Investment Trusts 2.0%
	Simon Property Group LP
3,525,000	2.00%, due 9/13/2024	3,489,387
1,765,000	3.38%, due 10/1/2024	1,751,646
		5,241,033
Retail 1.2%
3,265,000	Lowe's Cos., Inc., 4.00%, due 4/15/2025	3,222,022
Semiconductors 3.3%
6,292,000	Analog Devices, Inc., (Secured Overnight Financing Rate Index + 0.25%), 5.61%, due 10/1/2024	6,293,047 (c)
2,682,000	Intel Corp., 3.40%, due 3/25/2025	2,640,346
		8,933,393
Software 1.8%
	Oracle Corp.
3,495,000	3.40%, due 7/8/2024	3,486,844
1,265,000	2.95%, due 11/15/2024	1,249,471
		4,736,315
Telecommunications 1.8%
3,030,000	AT&T, Inc., (3 mo. USD Term SOFR + 1.44%), 6.76%, due 6/12/2024	3,030,808 (c)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
$1,860,000	Verizon Communications, Inc., 3.50%, due 11/1/2024	$1,843,556
		4,874,364
Total Corporate Bonds (Cost $162,356,055)		162,537,343
Number of Shares

Short-Term Investments 10.6%
Investment Companies 10.6%
28,389,696	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(e) (Cost $28,389,696)	28,389,696
Total Investments 93.1% (Cost $249,608,916)		249,810,647
Other Assets Less Liabilities 6.9%		18,433,599 (f)
Net Assets 100.0%		$268,244,246

(a)	Rate shown was the discount rate at the date of purchase.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2024, these securities amounted to $36,848,877, which represents 13.7% of net assets of the Fund.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of May 31, 2024 and changes periodically.
(d)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(e)	Represents 7-day effective yield as of May 31, 2024.
(f)	Includes the impact of the Fund’s open positions in derivatives at May 31, 2024.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At May 31, 2024, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2024	241	Primary Aluminum	$15,792,369	$1,851,247
6/2024	133	Zinc	9,739,856	1,498,502
7/2024	307	Brent Crude Oil	24,827,090	(1,333,984)
7/2024	5	Cocoa	466,550	(7,950)
7/2024	110	Coffee'c'	9,171,938	481,344
7/2024	71	Lead	3,990,910	278,469
7/2024	41	Platinum	2,136,100	219,699
7/2024	86	Silver	13,089,200	1,965,859
7/2024	284	Soybean	17,111,000	75,296
7/2024	290	Soybean Meal	10,576,300	814,778
7/2024	273	Soybean Oil	7,456,176	(628,217)
7/2024	204	Zinc	15,036,993	2,255,024
8/2024	21	Cattle Feeder	2,692,200	9,639
8/2024	178	Gold 100 Oz	41,755,240	158,489
8/2024	164	Live Cattle	11,706,320	223,986
8/2024	217	Primary Aluminum	14,367,950	1,827,535
8/2024	197	RBOB Gasoline	19,575,457	(1,362,741)
9/2024	152	Copper	17,519,900	1,767,070
9/2024	72	Nickel	8,539,093	1,156,742
9/2024	244	Primary Aluminum	16,256,317	2,009,985
9/2024	286	Sugar 11	5,858,653	(909,752)
9/2024	154	Zinc	11,463,567	1,688,762
10/2024	227	Lean Hogs	7,527,320	(473,705)
10/2024	316	Natural Gas	9,824,440	372,377
10/2024	94	New York Harbor ULSD	9,635,489	(271,200)
10/2024	265	WTI Crude	20,026,050	(334,039)
11/2024	72	Low Sulphur Gasoil	5,337,000	(146,632)
11/2024	70	Nickel	8,364,720	949,120
11/2024	221	Primary Aluminum	14,874,073	1,291,084
12/2024	345	Corn	8,055,750	8,995
12/2024	144	Cotton No.2	5,407,920	(534,964)
12/2024	76	Wheat	2,749,300	382,533
12/2024	158	Wheat	5,859,825	961,720
Total Long Positions			$376,791,066	$16,245,071

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2024	241	Primary Aluminum	$(15,792,369)	$(2,119,475)
6/2024	133	Zinc	(9,739,856)	(1,349,907)
7/2024	6	Lead	(337,260)	(5,581)
7/2024	204	Zinc	(15,036,993)	(2,346,362)
8/2024	217	Primary Aluminum	(14,367,950)	(1,943,015)
9/2024	72	Nickel	(8,539,093)	(1,072,323)
9/2024	244	Primary Aluminum	(16,256,317)	(1,607,774)
9/2024	31	Zinc	(2,307,601)	(67,528)
11/2024	4	Nickel	(477,984)	(10,477)
11/2024	26	Primary Aluminum	(1,749,891)	(72,027)
Total Short Positions			$(84,605,314)	$(10,594,469)
Total Futures				$5,650,602
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$4,956,938	$—	$4,956,938
Asset-Backed Securities	—	53,926,670	—	53,926,670
Corporate Bonds#	—	162,537,343	—	162,537,343
Short-Term Investments	—	28,389,696	—	28,389,696
Total Investments	$—	$249,810,647	$—	$249,810,647

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of May 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures
Assets	$22,248,255	$—	$—	$22,248,255
Liabilities	(16,597,653)	—	—	(16,597,653)
Total	$5,650,602	$—	$—	$5,650,602

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

Schedule of Investments Disrupters ETF^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 97.3%
Aerospace & Defense 4.2%
555	TransDigm Group, Inc.	$745,493
Automobile Components 1.5%
10,599	Mobileye Global, Inc. Class A*	271,970
Biotechnology 3.3%
4,152	Moderna, Inc.*	591,868
Broadline Retail 4.4%
4,426	Amazon.com, Inc.*	780,923
Capital Markets 4.5%
7,441	Tradeweb Markets, Inc. Class A	811,143
Electrical Equipment 1.5%
4,792	NEXTracker, Inc. Class A*	264,375
Electronic Equipment, Instruments & Components 2.5%
3,166	Keysight Technologies, Inc.*	438,428
Entertainment 3.9%
2,327	Spotify Technology SA*	690,607
Ground Transportation 4.9%
13,687	Uber Technologies, Inc.*	883,633
Health Care Equipment & Supplies 9.5%
3,503	Dexcom, Inc.*	416,051
959	IDEXX Laboratories, Inc.*	476,575
1,988	Intuitive Surgical, Inc.*	799,415
		1,692,041
Hotels, Restaurants & Leisure 3.4%
17,196	DraftKings, Inc. Class A*	604,095
IT Services 2.0%
1,489	MongoDB, Inc.*	351,493
Number of Shares		Value
Pharmaceuticals 4.7%
1,029	Eli Lilly & Co.	$844,130
Semiconductors & Semiconductor Equipment 31.7%
5,607	Advanced Micro Devices, Inc.*	935,808
861	ASML Holding NV	826,861
901	Monolithic Power Systems, Inc.	662,803
3,308	Nova Ltd.*	690,214
1,583	NVIDIA Corp.	1,735,491
3,674	Onto Innovation, Inc.*	796,156
		5,647,333
Software 15.3%
1,180	Intuit, Inc.	680,199
1,586	Microsoft Corp.	658,396
1,739	Palo Alto Networks, Inc.*	512,849
5,106	Procore Technologies, Inc.*	342,766
812	ServiceNow, Inc.*	533,427
		2,727,637
Total Common Stocks (Cost $13,859,782)		17,345,169

Short-Term Investments 2.7%
Investment Companies 2.7%
491,142	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(a) (Cost $491,142)	491,142
Total Investments 100.0% (Cost $14,350,924)		17,836,311
Liabilities Less Other Assets (0.0)%(b)		(3,953)
Net Assets 100.0%		$17,832,358

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2024.
(b)	Represents less than 0.05% of net assets of the Fund.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$15,556,124	87.2%
Israel	962,184	5.4%
Netherlands	826,861	4.7%
Short-Term Investments and Other Liabilities—Net	487,189	2.7%
	$17,832,358	100.0%
See Notes to Schedule of Investments

Schedule of Investments Disrupters ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$17,345,169	$—	$—	$17,345,169
Short-Term Investments	—	491,142	—	491,142
Total Investments	$17,345,169	$491,142	$—	$17,836,311

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Global Real Estate ETF^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 100.0%
Australia 6.3%
35,640	Charter Hall Retail REIT	$77,919
3,473	Goodman Group	78,054
21,222	GPT Group	59,534
64,192	Region RE Ltd.	91,508
21,170	Stockland	63,792
		370,807
Belgium 3.7%
2,107	Shurgard Self Storage Ltd.	93,078
4,375	Warehouses De Pauw CVA	128,229
		221,307
Canada 5.5%
2,622	Brookfield Corp. Class A	114,175
2,970	Canadian Apartment Properties REIT	97,188
8,776	RioCan REIT	111,330
		322,693
France 1.8%
1,183	Unibail-Rodamco-Westfield	104,234
Germany 1.6%
2,979	Vonovia SE	93,647
Hong Kong 3.1%
8,900	Link REIT	37,526
15,269	Sun Hung Kai Properties Ltd.	147,537
		185,063
Japan 7.9%
61	Comforia Residential REIT, Inc.	124,848
7,100	Mitsui Fudosan Co. Ltd.	65,228
62	Nippon Prologis REIT, Inc.	102,340
4,500	Nomura Real Estate Holdings, Inc.	116,020
1,900	Sumitomo Realty & Development Co. Ltd.	59,494
		467,930
Singapore 3.1%
49,800	Mapletree Pan Asia Commercial Trust	45,176
34,800	UOL Group Ltd.	139,305
		184,481
Spain 2.9%
2,926	Cellnex Telecom SA(a)	106,887
9,521	Inmobiliaria Colonial Socimi SA	64,592
		171,479
United Kingdom 5.1%
35,201	Grainger PLC	112,742
8,186	Segro PLC	96,131
7,828	UNITE Group PLC	93,371
		302,244
Number of Shares		Value
United States 59.0%
2,529	American Healthcare REIT, Inc.	$37,075
1,654	American Tower Corp.	323,754
1,099	AvalonBay Communities, Inc.	211,755
1,226	Camden Property Trust	125,849
718	Crown Castle, Inc.	73,595
515	Digital Realty Trust, Inc.	74,850
333	Equinix, Inc.	254,072
993	Equity LifeStyle Properties, Inc.	62,331
927	Extra Space Storage, Inc.	134,202
539	Federal Realty Investment Trust	54,412
1,396	Gaming & Leisure Properties, Inc.	62,680
11,924	Hudson Pacific Properties, Inc.	58,547
1,882	Invitation Homes, Inc.	65,475
1,729	Iron Mountain, Inc.	139,513
3,163	Kimco Realty Corp.	61,236
3,389	Macerich Co.	51,242
1,815	Omega Healthcare Investors, Inc.	58,679
2,350	Prologis, Inc.	259,651
851	Public Storage	233,029
2,387	Realty Income Corp.	126,654
2,703	Retail Opportunity Investments Corp.	33,842
1,184	Rexford Industrial Realty, Inc.	53,706
581	SBA Communications Corp.	114,271
1,099	Simon Property Group, Inc.	166,290
1,127	Sun Communities, Inc.	132,975
2,258	UDR, Inc.	87,204
2,303	Ventas, Inc.	115,749
2,346	VICI Properties, Inc.	67,354
1,596	Welltower, Inc.	165,457
2,670	Weyerhaeuser Co.	80,180
		3,485,629
Total Common Stocks (Cost $5,717,776)		5,909,514

Short-Term Investments 0.7%
Investment Companies 0.7%
43,478	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(b) (Cost $43,478)	43,478
Total Investments 100.7% (Cost $5,761,254)		5,952,992
Liabilities Less Other Assets (0.7)%		(43,848)
Net Assets 100.0%		$5,909,144

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate ETF^ (Unaudited)  (cont’d)
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2024 amounted to $106,887, which represents 1.8% of net assets of the Fund.

(b)	Represents 7-day effective yield as of May 31, 2024.

POSITIONS BY SECTOR
Sector	Investments at Value	Percentage of Net Assets
Specialty REITs	$2,067,071	35.0%
Residential REITs	1,064,788	18.0%
Retail REITs	916,193	15.5%
Real Estate Holding & Development	848,148	14.4%
Industrial & Office REITs	763,196	12.9%
Diversified REITs	182,764	3.1%
Hotel & Lodging REITs	67,354	1.1%
Short-Term Investments and Other Liabilities-Net	(370)	(0.0)%(a)
Total	$5,909,144	100.0%

(a)	Represents less than 0.05% of net assets of the Fund.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$370,807	$—	$370,807
Belgium	—	221,307	—	221,307
France	—	104,234	—	104,234
Germany	—	93,647	—	93,647
Hong Kong	—	185,063	—	185,063
Japan	—	467,930	—	467,930
Singapore	—	184,481	—	184,481
Spain	—	171,479	—	171,479
United Kingdom	—	302,244	—	302,244
Other Common Stocks#	3,808,322	—	—	3,808,322
Total Common Stocks	3,808,322	2,101,192	—	5,909,514
Short-Term Investments	—	43,478	—	43,478
Total Investments	$3,808,322	$2,144,670	$—	$5,952,992

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Sector summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 96.1%
Aerospace & Defense 2.0%
709	General Electric Co.	$117,084
Beverages 6.2%
70,688	Becle SAB de CV	130,073
6,542	Keurig Dr Pepper, Inc.	224,063
		354,136
Consumer Staples Distribution & Retail 5.6%
1,686	Dollar Tree, Inc.*	198,864
1,863	Walmart, Inc.	122,511
		321,375
Entertainment 5.9%
179	Netflix, Inc.*	114,850
755	Spotify Technology SA*	224,069
		338,919
Food Products 2.1%
3,157	Simply Good Foods Co.*	121,513
Health Care Equipment & Supplies 3.8%
969	EssilorLuxottica SA	217,302
Hotels, Restaurants & Leisure 21.5%
4,485	Basic-Fit NV*(a)(b)	110,477
16,134	Carnival Corp.*	243,301
20	Chipotle Mexican Grill, Inc.*	62,590
5,946	Cie des Alpes	103,711
1,948	DraftKings, Inc. Class A*	68,433
18,705	eDreams ODIGEO SA*	143,898
4,455	Las Vegas Sands Corp.	200,609
700	McDonald's Corp.	181,223
22,858	Soho House & Co., Inc.*(a)	117,033
		1,231,275
Insurance 4.6%
1,178	Allstate Corp.	197,338
39,000	ZhongAn Online P&C Insurance Co. Ltd. Class H*(b)	66,572
		263,910
Interactive Media & Services 6.5%
1,037	Alphabet, Inc. Class C*	180,396
3,885	Match Group, Inc.*	118,998
Number of Shares		Value
Interactive Media & Services – cont'd
5,090	Snap, Inc. Class A*	$76,452
		375,846
IT Services 3.6%
1,278	Wix.com Ltd.*	205,886
Specialty Retail 18.1%
4,860	Aritzia, Inc.*	121,415
2,108	Beyond, Inc.*	31,894
555	Home Depot, Inc.	185,853
1,591	TJX Cos., Inc.	164,032
133,000	Topsports International Holdings Ltd.(b)	86,811
541	Ulta Beauty, Inc.*	213,744
13,167	Warby Parker, Inc. Class A*	233,187
		1,036,936
Textiles, Apparel & Luxury Goods 8.8%
175	Kering SA	60,500
2,584	Moncler SpA	172,429
2,858	NIKE, Inc. Class B	271,653
		504,582
Tobacco 3.9%
2,232	Philip Morris International, Inc.	226,280
Wireless Telecommunication Services 3.5%
1,132	T-Mobile U.S., Inc.	198,055
Total Common Stocks (Cost $5,295,848)		5,513,099

Short-Term Investments 3.9%
Investment Companies 3.9%
219,193	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(c)	219,193
6,518	State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(c)(d)	6,518
Total Short-Term Investments (Cost $225,711)		225,711
Total Investments 100.0% (Cost $5,521,559)		5,738,810
Other Assets Less Liabilities 0.0%(e)		524
Net Assets 100.0%		$5,739,334

*	Non-income producing security.
(a)
All or a portion of this security is on loan at May 31, 2024. Total value of all such securities at May 31,
2024 amounted to $119,913, collateralized by cash collateral of $6,518 and non-cash (U.S. Treasury
Securities) collateral of $116,177 for the Fund.

See Notes to Schedule of Investments

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)  (cont’d)
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2024 amounted to $263,860, which represents 4.6% of net assets of the Fund.

(c)	Represents 7-day effective yield as of May 31, 2024.
(d)	Represents investment of cash collateral received from securities lending.
(e)	Represents less than 0.05% of net assets of the Fund.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$3,976,992	69.3%
France	381,513	6.7%
Israel	205,886	3.6%
Italy	172,429	3.0%
China	153,383	2.7%
Spain	143,898	2.5%
Mexico	130,073	2.3%
Canada	121,415	2.1%
United Kingdom	117,033	2.0%
Netherlands	110,477	1.9%
Short-Term Investments and Other Assets—Net	226,235	3.9%
	$5,739,334	100.0%
See Notes to Schedule of Investments

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Health Care Equipment & Supplies	$—	$217,302	$—	$217,302
Hotels, Restaurants & Leisure	1,017,087	214,188	—	1,231,275
Insurance	197,338	66,572	—	263,910
Specialty Retail	950,125	86,811	—	1,036,936
Textiles, Apparel & Luxury Goods	271,653	232,929	—	504,582
Other Common Stocks#	2,259,094	—	—	2,259,094
Total Common Stocks	4,695,297	817,802	—	5,513,099
Short-Term Investments	—	225,711	—	225,711
Total Investments	$4,695,297	$1,043,513	$—	$5,738,810

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Option Strategy ETF^ (Unaudited)
May 31, 2024

Principal Amount		Value
U.S. Treasury Obligations 94.0%
	U.S. Treasury Notes
$113,800,000	0.25%, due 6/15/2024	$113,609,817
83,100,000	0.38%, due 9/15/2024	81,939,522
53,800,000	1.00%, due 12/15/2024	52,594,228
54,300,000	1.75%, due 3/15/2025	52,861,074
50,000,000	2.88%, due 6/15/2025	48,846,192
53,100,000	3.50%, due 9/15/2025	52,052,520
35,000,000	4.00%, due 12/15/2025	34,475,000
Total U.S. Treasury Obligations (Cost $436,981,502)		436,378,353
Number of Shares

Short-Term Investments 6.2%
Investment Companies 6.2%
28,685,941	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(a) (Cost $28,685,941)	28,685,941
Total Investments 100.2% (Cost $465,667,443)		465,064,294
Liabilities Less Other Assets (0.2)%		(1,096,170)(b)
Net Assets 100.0%		$463,968,124

(a)	Represents 7-day effective yield as of May 31, 2024.
(b)	Includes the impact of the Fund’s open positions in derivatives at May 31, 2024.
See Notes to Schedule of Investments

Schedule of Investments Option Strategy ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At May 31, 2024, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
S&P 500 Index	7	$(3,694,257)	$5,170	6/7/2024	$(2,345)
S&P 500 Index	3	(1,583,253)	5,185	6/7/2024	(1,365)
S&P 500 Index	100	(52,775,100)	5,190	6/7/2024	(52,000)
S&P 500 Index	52	(27,443,052)	5,210	6/7/2024	(39,000)
S&P 500 Index	54	(28,498,554)	5,220	6/7/2024	(48,600)
S&P 500 Index	1	(527,751)	5,280	6/7/2024	(2,575)
S&P 500 Index	5	(2,638,755)	5,285	6/7/2024	(13,875)
S&P 500 Index	2	(1,055,502)	5,290	6/7/2024	(6,000)
S&P 500 Index	25	(13,193,775)	5,220	6/14/2024	(58,000)
S&P 500 Index	4	(2,111,004)	5,225	6/14/2024	(9,760)
S&P 500 Index	47	(24,804,297)	5,295	6/14/2024	(227,480)
S&P 500 Index	94	(49,608,594)	5,300	6/14/2024	(477,050)
S&P 500 Index	50	(26,387,550)	5,305	6/14/2024	(265,250)
S&P 500 Index	1	(527,751)	5,270	6/21/2024	(4,275)
S&P 500 Index	1	(527,751)	5,295	6/21/2024	(5,250)
S&P 500 Index	6	(3,166,506)	5,305	6/21/2024	(34,140)
S&P 500 Index	203	(107,133,453)	5,310	6/21/2024	(1,204,805)
S&P 500 Index	8	(4,222,008)	5,315	6/21/2024	(49,440)
S&P 500 Index	220	(116,105,220)	5,215	6/28/2024	(752,400)
S&P 500 Index	3	(1,583,253)	5,300	6/28/2024	(18,375)
Total options written (premium received $4,948,302)					$(3,271,985)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$436,378,353	$—	$436,378,353
Short-Term Investments	—	28,685,941	—	28,685,941
Total Investments	$—	$465,064,294	$—	$465,064,294
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of May 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(3,271,985)	$—	$—	$(3,271,985)
Total	$(3,271,985)	$—	$—	$(3,271,985)

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Small-Mid Cap ETF^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 98.4%
Banks 4.3%
59,782	Community Financial System, Inc.	$2,717,690
24,691	Cullen/Frost Bankers, Inc.	2,508,112
35,894	Prosperity Bancshares, Inc.	2,236,196
		7,461,998
Building Products 1.3%
13,904	Simpson Manufacturing Co., Inc.	2,306,952
Commercial Services & Supplies 4.4%
53,978	Rollins, Inc.	2,466,255
24,386	Tetra Tech, Inc.	5,108,623
		7,574,878
Construction & Engineering 2.5%
16,988	Valmont Industries, Inc.	4,270,783
Construction Materials 3.6%
27,126	Eagle Materials, Inc.	6,303,811
Containers & Packaging 2.7%
31,236	AptarGroup, Inc.	4,613,245
Distributors 2.3%
10,960	Pool Corp.	3,984,508
Electronic Equipment, Instruments & Components 2.2%
14,796	Littelfuse, Inc.	3,796,654
Energy Equipment & Services 3.2%
53,926	Tidewater, Inc.*	5,572,174
Health Care Equipment & Supplies 2.5%
50,578	Haemonetics Corp.*	4,252,598
Health Care Providers & Services 2.5%
7,946	Chemed Corp.	4,405,024
Hotels, Restaurants & Leisure 1.8%
18,084	Texas Roadhouse, Inc.	3,122,564
Household Products 1.6%
26,030	Church & Dwight Co., Inc.	2,785,470
Insurance 4.7%
24,660	RLI Corp.	3,599,867
80,556	Ryan Specialty Holdings, Inc.	4,473,275
		8,073,142
Life Sciences Tools & Services 6.0%
46,176	Bio-Techne Corp.	3,564,326
11,176	ICON PLC*	3,630,188
Number of Shares		Value
Life Sciences Tools & Services – cont'd
9,864	West Pharmaceutical Services, Inc.	$3,269,028
		10,463,542
Machinery 14.0%
42,470	Graco, Inc.	3,429,452
38,086	ITT, Inc.	5,060,868
17,810	Lincoln Electric Holdings, Inc.	3,497,172
14,212	Nordson Corp.	3,335,841
17,262	RBC Bearings, Inc.*	5,097,123
47,950	Toro Co.	3,845,110
		24,265,566
Marine Transportation 4.0%
55,896	Kirby Corp.*	6,940,606
Media 1.9%
19,728	Nexstar Media Group, Inc. Class A	3,268,732
Oil, Gas & Consumable Fuels 3.1%
111,450	CNX Resources Corp.*	2,931,135
107,408	Sitio Royalties Corp. Class A	2,516,570
		5,447,705
Professional Services 0.0%(a)
227	Exponent, Inc.	21,592
Real Estate Management & Development 1.5%
17,536	FirstService Corp.	2,579,896
Semiconductors & Semiconductor Equipment 8.4%
26,030	Entegris, Inc.	3,288,890
64,938	Lattice Semiconductor Corp.*	4,820,997
22,334	MKS Instruments, Inc.	2,827,261
47,363	Power Integrations, Inc.	3,600,062
		14,537,210
Software 11.5%
12,401	Aspen Technology, Inc.*	2,612,271
37,812	Bentley Systems, Inc. Class B	1,899,675
3,881	Fair Isaac Corp.*	5,006,218
25,208	Qualys, Inc.*	3,544,749
15,618	SPS Commerce, Inc.*	2,937,590
8,220	Tyler Technologies, Inc.*	3,948,559
		19,949,062
Specialty Retail 3.9%
19,728	Floor & Decor Holdings, Inc. Class A*	2,305,414
15,615	Tractor Supply Co.	4,454,803
		6,760,217
Trading Companies & Distributors 4.5%
43,711	Core & Main, Inc. Class A*	2,516,005
See Notes to Schedule of Investments

Schedule of Investments Small-Mid Cap ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Trading Companies & Distributors – cont'd
11,234	Watsco, Inc.	$5,335,027
		7,851,032
Total Common Stocks (Cost $172,112,673)		170,608,961

Short-Term Investments 1.6%
Investment Companies 1.6%
2,839,777	State Street Institutional Treasury Money Market Fund Premier Class, 5.24%(b) (Cost $2,839,777)	2,839,777
Total Investments 100.0% (Cost $174,952,450)		173,448,738
Liabilities Less Other Assets (0.0)%(a)		(73,339)
Net Assets 100.0%		$173,375,399

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of May 31, 2024.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$170,608,961	$—	$—	$170,608,961
Short-Term Investments	—	2,839,777	—	2,839,777
Total Investments	$170,608,961	$2,839,777	$—	$173,448,738

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

May 31, 2024
Notes to Schedule of Investments ETF Trustß (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Carbon Transition & Infrastructure ETF, Neuberger Berman China Equity ETF, Neuberger Berman Commodity Strategy ETF ("Commodity Strategy"), Neuberger Berman Disrupters ETF, Neuberger Berman Global Real Estate ETF, Neuberger Berman Next Generation Connected Consumer ETF, Neuberger Berman Option Strategy ETF and Neuberger Berman Small-Mid Cap ETF (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, rights and exchange-traded options written, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy

Notes to Schedule of Investments ETF Trustß (Unaudited)  (cont’d)
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider several factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy

Notes to Schedule of Investments ETF Trustß (Unaudited)  (cont’d)

Commodity Strategy invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the "CS Subsidiary"), which is organized under the laws of the Cayman Islands. Commodity Strategy ETF is and expects to remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.
As of May 31, 2024, the value of Commodity Strategy's investment in the CS Subsidiary was as follows:
Investment in CS Subsidiary	Percentage of Net Assets
$42,718,840	15.9%
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy

Notes to Schedule of Investments ETF Trustß (Unaudited) (cont'd)
Legend

Indexes:
SOFR	= Secured Overnight Financing Rate
Other Abbreviations:
JSC	= Joint Stock Company
Management	= Neuberger Berman Investment Advisers LLC

Currency Abbreviations:
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy